Schedule of Investments
December 31, 2025 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 82.37%

Accident & Health Insurance - 1.93%
CNO Financial Group, Inc.	13,819	586,893
Hillman Solutions Corp. Class A (2)	39,251	339,914

		926,807

Agriculture Production-Crops - 4.26%
Dole PLC (Ireland)	102,168	1,531,498
Limoneira Co.	41,195	520,087

		2,051,585

Air Transportation Scheduled - 1.69%
Alaska Air Group, Inc. (2)	16,135	811,591

Apparel & Other Finished Products of Fabrics & Similar Material - 2.62%
Carters, Inc.	30,024	973,678
Under Armour, Inc. Class A (2)	58,000	288,260

		1,261,938

Banks - Regional - 1.87%
Flagstar Financial, Inc.	71,590	901,318

Business Services - 1.43%
Conduent, Inc. (2)	358,633	688,575

Cogeneration Services & Small Power Producers - 2.99%
AES Corp.	100,317	1,438,546

Crude Petroleum & Natural Gas - 3.75%
Antero Resources Corp. (2)	40,209	1,385,602
Tetra Technologies, Inc. (2)	44,467	416,656

		1,802,258

Deep Sea Foreign Transportation of Freight - 2.41%
Ardmore Shipping Corp. (Bermuda)	109,287	1,157,349

Electric Lighting & Wiring Equipment - 2.76%
LSI Industries, Inc.	72,517	1,328,511

Electrical & Electronics - 1.54%
TTM Technologies, Inc. (2)	10,762	742,578

Electronic Components & Accessories - 2.13%
Vishay Intertechnology, Inc.	70,689	1,024,284

Fire, Marine & Casualty Insurance - 7.23%
Greenlight Capital RE, Ltd. (Cayman Islands) (2)	11,137	162,377
SiriusPoint Ltd. (Bermuda) (2)	58,738	1,285,775
Tiptree, Inc. Class A	36,363	664,352
United Fire Group, Inc.	37,605	1,366,942

		3,479,446

Footwear, (No Rubber)- 2.32%
Steven Madden Ltd.	12,552	522,665
Wolverine World Wide, Inc.	32,655	592,688

		1,115,354

Glass Containers - 2.04%
O-I Glass, Inc. (2)	66,524	981,894

Household Audio & Video Equipment - 1.31%
Knowles Corp. (2)	29,341	628,778

Industrial Inorganic Chemicals - 1.33%
LSB Industries, Inc. (2)	75,442	641,257

Insurance Agents, Brokers & Services - 1.59%
Crawford & Co. Class A	68,032	765,360

Life Insurance - 4.32%
Genworth Financial, Inc. Class A (2)	62,449	563,914
Lincoln National Corp.	34,035	1,515,579

		2,079,493

Meat Packing Plants - 0.80%
Seaboard Corp.	87	386,699

Oil & Gas Filed Machinery & Equipment - 1.91%
Weatherford International plc	11,729	917,912

Pharmaceutical Preparations - 2.16%
Perrigo plc (Ireland)	74,586	1,038,237

Metal Mining - 0.77%
Ferroglobe PLC (United Kingdom)	80,269	372,448

Printed Circuit Boards - 0.69%
Sanmina Corp. (2)	2,200	330,154

Retail-Grocery Stores - 2.25%
Ingles Markets, Inc. Class A	15,765	1,080,691

Retail-Miscellaneous Retail - 2.72%
EZCORP, Inc. Class A (2)	67,384	1,308,597

Security Brokers, Dealers & Flotation Companies - 0.83%
Virtu Financial, Inc. Class A	12,000	399,840

Services-Automotive Repair, Services & Parking - 0.97%
Monro, Inc.	23,212	465,168

Services-Business Services, NEC - 0.84%
Research Solutions, Inc. (2)	137,498	404,244

Services-Computer Integrated Systems Design - 2.06%
Kyndryl Holdings, Inc. (2)	18,943	503,126
Unisys Corp. (2)	45,309	125,053
Veradigm, Inc. (2)	76,061	365,093

		993,272

Services - Computer Processing & Data Preparation - 1.17%
Nextdoor Holdings, Inc. (2)	267,717	562,206

Services- Engineering Services - 1.39%
Mistras Group, Inc. (2)	52,918	669,413

Services - Nursing & Personal Care Facilities - 5.96%
Brookdale Senior Living, Inc. (2)	100,747	1,087,060
Healthcare Services Group, Inc. (2)	93,003	1,778,217

		2,865,277

Sporting & Athletic Goods, Nec - 1.17%
Clarus Corp.	168,485	564,425

State Commercial Banks - 0.66%
Trustco Bank Corp. NY	7,646	316,009

Steel Works, Blast Furnaces Rolling Mills - 1.16%
Metallus, Inc. (2)	32,532	558,249

Surgical & Medical Instruments & Apparatus - 3.70%
Baxter International, Inc. (2)
Orthofix Medical, Inc. (2)	64,127	972,165
	42,398	810,226

		1,782,391

Water Supply - 1.64%
Pure Cycle Corp. (2)	72,007	791,357

Total Common Stock	(Cost $ 28,367,495)	39,633,511

Real Estate Investment Trusts - 6.96%

Brixmor Property Group, Inc.	13,324	349,355
Chatham Lodging Trust	156,303	1,064,423
Franklin BSP Realty Trust, Inc.	72,615	728,328
Healthcare Realty Trust Inc.	71,143	1,205,874

Total Real Estate Investment Trusts	(Cost $ 3,069,268)	3,347,981

Money Market Registered Investment Companies - 10.81%

Federated Treasury Obligation Fund - Institutional Shares - 3.62% (4)	5,200,433	5,200,433

Total Money Market Registered Investment Companies	(Cost $ 5,200,433)	5,200,433

Total Investments - 100.14%	(Cost $ 36,637,196)	48,181,925

Other Assets in Excess of Liabilities - (0.14%)		(67,231)

Total Net Assets - 100.00%		48,114,694

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$48,181,925	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$48,181,925	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the rate shown represents the yield at December 31, 2025.